Vessels, net (Tables)	6 Months Ended
Jun. 30, 2022
Vessels

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
January 01, 2022	$2,305,857	$55,578	$2,361,435
Additions	1,082	7,657	8,739
Write-offs of fully amortized assets	—	(4,007)	(4,007)

June 30, 2022	$2,306,939	$59,228	$2,366,167

Accumulated Depreciation
January 01, 2022	$580,357	$17,826	$598,183
Charge for the period	54,301	8,334	62,635
Write-offs of fully amortized assets	—	(4,007)	(4,007)

June 30, 2022	$634,658	$22,153	$656,811

Net Book Value
December 31, 2021	$1,725,500	$37,752	$1,763,252

June 30, 2022	$1,672,281	$37,075	$1,709,356